Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Disclosure of Financial Assets	The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2026
Financial assets
Restricted cash and investments	5 298	449	—	—	1 963	—
Other non-current assets	25	193	—	—	29	—
Non-current derivative financial instruments	—	—	1 448	123	—	—
– Rand gold forwards	—	—	1	—	—	—
– Rand gold collars	—	—	1 305	—	—	—
– US$ gold collars	—	—	142	—	—	—
– US$ silver contracts	—	—	—	123	—	—
Current derivative financial instruments	—	—	737	83	—	—
– Rand gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	609	—	—	—
– US$ gold collars	—	—	125	—	—	—
– Foreign exchange contracts	—	—	—	83	—	—
Trade and other receivables	3 180	—	—	—	735	—
Cash and cash equivalents	8 624	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	1 034	41	—	—
– Rand gold forwards	—	—	137	—	—	—
– US$ gold forwards	—	—	22	—	—	—
– Rand gold collars	—	—	587	—	—	—
– US$ gold collars	—	—	288	—	—	—
– US$ silver contracts	—	—	—	41	—	—
Current derivative financial instruments	—	—	3 023	433	—	—
– Rand gold forwards	—	—	805	—	—	—
– US$ gold forwards	—	—	265	—	—	—
– Rand gold collars	—	—	1 499	—	—	—
– US$ gold collars	—	—	454	—	—	—
– US$ silver contracts	—	—	—	433	—	—
Borrowings	—	—	—	—	—	9 476
Contingent consideration liabilities	—	—	—	—	2 120	—
Streaming contract liabilities	—	—	—	672	—	5 063
Other non-current liabilities	—	—	—	—	—	413
Trade and other payables	—	—	—	—	—	6 109
37Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2025
Financial assets
Restricted cash and investments	4 849	384	—	—	1 828	—
Other non-current assets	1	107	—	—	45	—
Non-current derivative financial instruments	—	—	209	27	—	—
– Rand gold forwards	—	—	14	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	164	—	—	—
– US$ gold collars	—	—	28	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	24	—	—
Current derivative financial instruments	—	—	68	264	—	—
– Rand gold forwards	—	—	16	—	—	—
– US$ gold forwards	—	—	2	—	—	—
– Rand gold collars	—	—	43	—	—	—
– US$ gold collars	—	—	7	—	—	—
– Foreign exchange contracts	—	—	—	264	—	—
Trade and other receivables	2 647	—	—	—	86	—
Cash and cash equivalents	13 101	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	2 649	39	—	—
– Rand gold forwards	—	—	675	—	—	—
– US$ gold forwards	—	—	166	—	—	—
– Rand gold collars	—	—	1 492	—	—	—
– US$ gold collars	—	—	316	—	—	—
– US$ silver contracts	—	—	—	39	—	—
Current derivative financial instruments	—	—	4 950	109	—	—
– Rand gold forwards	—	—	3 604	—	—	—
– US$ gold forwards	—	—	550	—	—	—
– Rand gold collars	—	—	590	—	—	—
– US$ gold collars	—	—	206	—	—	—
– US$ silver contracts	—	—	—	109	—	—
Borrowings	—	—	—	—	—	1 953
Contingent consideration liability	—	—	—	—	1 457	—
Other non-current liabilities	—	—	—	—	—	272
Trade and other payables	—	—	—	—	—	4 372

Disclosure of Financial Liabilities	The group's financial assets and liabilities are classified as set out below:

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2026
Financial assets
Restricted cash and investments	5 298	449	—	—	1 963	—
Other non-current assets	25	193	—	—	29	—
Non-current derivative financial instruments	—	—	1 448	123	—	—
– Rand gold forwards	—	—	1	—	—	—
– Rand gold collars	—	—	1 305	—	—	—
– US$ gold collars	—	—	142	—	—	—
– US$ silver contracts	—	—	—	123	—	—
Current derivative financial instruments	—	—	737	83	—	—
– Rand gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	609	—	—	—
– US$ gold collars	—	—	125	—	—	—
– Foreign exchange contracts	—	—	—	83	—	—
Trade and other receivables	3 180	—	—	—	735	—
Cash and cash equivalents	8 624	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	1 034	41	—	—
– Rand gold forwards	—	—	137	—	—	—
– US$ gold forwards	—	—	22	—	—	—
– Rand gold collars	—	—	587	—	—	—
– US$ gold collars	—	—	288	—	—	—
– US$ silver contracts	—	—	—	41	—	—
Current derivative financial instruments	—	—	3 023	433	—	—
– Rand gold forwards	—	—	805	—	—	—
– US$ gold forwards	—	—	265	—	—	—
– Rand gold collars	—	—	1 499	—	—	—
– US$ gold collars	—	—	454	—	—	—
– US$ silver contracts	—	—	—	433	—	—
Borrowings	—	—	—	—	—	9 476
Contingent consideration liabilities	—	—	—	—	2 120	—
Streaming contract liabilities	—	—	—	672	—	5 063
Other non-current liabilities	—	—	—	—	—	413
Trade and other payables	—	—	—	—	—	6 109
37Financial risk management continued

	SA Rand
Figures in million	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost
At 30 June 2025
Financial assets
Restricted cash and investments	4 849	384	—	—	1 828	—
Other non-current assets	1	107	—	—	45	—
Non-current derivative financial instruments	—	—	209	27	—	—
– Rand gold forwards	—	—	14	—	—	—
– US$ gold forwards	—	—	3	—	—	—
– Rand gold collars	—	—	164	—	—	—
– US$ gold collars	—	—	28	—	—	—
– US$ silver contracts	—	—	—	3	—	—
– Foreign exchange contracts	—	—	—	24	—	—
Current derivative financial instruments	—	—	68	264	—	—
– Rand gold forwards	—	—	16	—	—	—
– US$ gold forwards	—	—	2	—	—	—
– Rand gold collars	—	—	43	—	—	—
– US$ gold collars	—	—	7	—	—	—
– Foreign exchange contracts	—	—	—	264	—	—
Trade and other receivables	2 647	—	—	—	86	—
Cash and cash equivalents	13 101	—	—	—	—	—
Financial liabilities
Non-current derivative financial instruments	—	—	2 649	39	—	—
– Rand gold forwards	—	—	675	—	—	—
– US$ gold forwards	—	—	166	—	—	—
– Rand gold collars	—	—	1 492	—	—	—
– US$ gold collars	—	—	316	—	—	—
– US$ silver contracts	—	—	—	39	—	—
Current derivative financial instruments	—	—	4 950	109	—	—
– Rand gold forwards	—	—	3 604	—	—	—
– US$ gold forwards	—	—	550	—	—	—
– Rand gold collars	—	—	590	—	—	—
– US$ gold collars	—	—	206	—	—	—
– US$ silver contracts	—	—	—	109	—	—
Borrowings	—	—	—	—	—	1 953
Contingent consideration liability	—	—	—	—	1 457	—
Other non-current liabilities	—	—	—	—	—	272
Trade and other payables	—	—	—	—	—	4 372

Schedule of Sensitivity Analysis for Types of Market Risk	The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities in the exchange rates that would affect profit and loss before tax:
•Rand/US$ exchange rate – 3% (2025: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•Rand/A$ exchange rate – 5% (2025: 3%) based on the standard deviation from a one-year forecast of various financial institution outlooks
•A$/US$ exchange rate – 5% (2025: 4%) based on the standard deviation from a one-year forecast of various financial institution outlooks.
Only material foreign currency exposure balances were considered when determining the need for a sensitivity analysis and therefore management has not performed a sensitivity analysis on PGK/US$ exchange rates.

	SA Rand
Figures in million	2026	2025
Sensitivity analysis – borrowings: South Africa
Rand against US$
Balance at 30 June	6 604	1 777
Strengthen by 3% (FY25: 4%)	198	71
Weaken by 3% (FY25: 4%)	(198)	(71)
Closing rate	16.39	17.75
Sensitivity analysis – borrowings: Australia
A$ against US$
Balance at 30 June	2 872	—
Strengthen by 5% (FY25: n/a)	144	—
Weaken by 5% (FY25: n/a)	(144)	—
Closing rate	0.69	—
37Financial risk management continued
Market risk continued
Foreign exchange risk continued
Sensitivity analysis continued

	SA Rand
Figures in million	2026	2025
Sensitivity analysis – contingent consideration liabilities: Mponeng
Rand against US$
Balance at 30 June	433	676
Strengthen by 3% (FY25: 4%)	13	27
Weaken by 3% (FY25: 4%)	(13)	(27)
Closing rate	16.39	17.75
Sensitivity analysis – contingent consideration liabilities: Australia
A$ against US$
Balance at 30 June	1 687	781
Strengthen by 5% (FY25: 4%)	84	31
Weaken by 5% (FY25: 4%)	(84)	(31)
Closing rate	0.69	0.66
Sensitivity analysis – streaming arrangements
A$ against US$
Balance at 30 June	5 736	—
Strengthen by 5% (FY25: n/a)	287	—
Weaken by 5% (FY25: n/a)	(287)	—
Closing rate	0.69	—
Sensitivity analysis – other financial instruments
Rand against US$
Balance at 30 June	83	288
Strengthen by 3% (FY25: 4%)	22	162
Weaken by 3% (FY25: 4%)	(21)	(143)
Closing rate	16.39	17.75
A$ against US$
Balance at 30 June	3 937	2 796
Strengthen by 5% (FY25: 4%)	197	112
Weaken by 5% (FY25:4%)	(197)	(112)
Closing rate	0.69	0.66
Rand against A$
Balance at 30 June	1 222	—
Strengthen by 5% (FY25: n/a)	61	—
Weaken by 5% (FY25: n/a)	(61)	—
Closing rate	11.35	—
The group has reviewed its exposure to commodity-linked instruments and identified the following sensitivities in the gold and silver prices that would affect other comprehensive income and profit or loss before tax, respectively:
•Gold price: 11% (2025: 11%) based on the standard deviation of a one-year forecast gold price from various financial institution outlooks
•Silver price: 17% (2025: n/a) based on the standard deviation of a one-year forecast silver price from various financial institution outlooks. A sensitivity has been performed in the 2026 year due to the increased silver derivatives balance and the silver price volatility.

	SA Rand
Figures in million	2026	2025
Sensitivity analysis
Rand gold derivatives
Other comprehensive income
Increase by 11% (FY25: 11%)	(4 338)	(4 489)
Decrease by 11% (FY25: 11%)	4 033	3 985
US$ gold derivatives
Other comprehensive income
Increase by 11% (FY25: 11%)	(670)	(735)
Decrease by 11% (FY25: 11%)	615	651
US$ silver derivatives
Profit or loss before tax
Increase by 17% (FY25: n/a)	(334)	—
Decrease by 17% (FY25: n/a)	313	—

Schedule of Credit Risk	Financial institutions' credit rating by exposure (source: Fitch Ratings and Global Credit Ratings)

	SA Rand
Figures in million	2026	2025
Cash and cash equivalents
AA+	3 341	8 558
AA	6	—
AA-	4 843	4 543
A+	434	—
Total	8 624	13 101
Restricted cash and investments (refer to note 15)
AA+	7 109	6 542
AA-	55	51
Total	7 164	6 593
Derivative financial assets (refer to note 17)
AA+	601	239
AA	1 032	66
AA-	758	91
A+	—	172
Total	2 391	568
37Financial risk management continued
Credit risk continued

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities	The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price, closing spot US$ silver price and interest rate at year end):

	SA Rand
Figures in million	2026		2025
	Current	Non-current	Current (Restated)[4]	Non-current
Contingent consideration liabilities (a)
Due between 0 to five years	249	1 177	492	971
Due between five to 10 years	—	809	—	229
Due between 10 to 15 years	—	1 077	—	564
Due between 15 to 20 years	—	806	—	375
Other non-current liabilities[1]	—	66	—	42
Lease liability[2]	334	426	208	314
Trade and other payables (excluding non-financial liabilities)[1,3,4]	5 790	—	4 166	—
Derivative financial liabilities[3]
Due between 0 to six months	2 594	—	3 296	—
Due between six to 12 months	2 134	—	2 073	—
Due between one to two years	—	1 324	—	2 504
Due between two to three years	—	23	—	668
Streaming contract liabilities (b)
Due between 0 to five years	503	2 821	—	—
Due between five to 10 years	—	4 003	—	—
Due between 10 to 15 years	—	3 725	—	—
Due between 15 to 20 years	—	2 696	—	—
Borrowings
Due between 0 to six months (c)	9 476	—	97	—
Due between six to 12 months	—	—	95	—
Due between one to two years	—	—	—	1 950
Due between two to three years	—	—	—	56
Due between three to four years	—	—	—	26
Total	21 080	18 953	10 697	7 699
[1]These balances exclude the lease liability as it has been disclosed separately.
[2]Refer to note 26 for details of the maturity periods.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Refer to note 38 for further detail on restatement.
(a)The maturities presented for the 2026 financial year include the NSR royalty liability assumed as part of the MAC Copper acquisition. Refer to note 27.
(b)Consists of the copper and silver streaming host financial liabilities and the related embedded derivatives, which were assumed through MAC Copper. Refer to note 29.
(c)Settlement of all existing US$ debt facilities at 30 June 2026 in early July 2026. As the interest accrued until maturity is negligible, the amount presented is equal to the carrying amount of borrowings as at 30 June 2026 (see note 30).

Disclosure of Contractual Maturities of Derivative Financial Liabilities	The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate, closing spot US$ gold price, closing spot US$ silver price and interest rate at year end):

	SA Rand
Figures in million	2026		2025
	Current	Non-current	Current (Restated)[4]	Non-current
Contingent consideration liabilities (a)
Due between 0 to five years	249	1 177	492	971
Due between five to 10 years	—	809	—	229
Due between 10 to 15 years	—	1 077	—	564
Due between 15 to 20 years	—	806	—	375
Other non-current liabilities[1]	—	66	—	42
Lease liability[2]	334	426	208	314
Trade and other payables (excluding non-financial liabilities)[1,3,4]	5 790	—	4 166	—
Derivative financial liabilities[3]
Due between 0 to six months	2 594	—	3 296	—
Due between six to 12 months	2 134	—	2 073	—
Due between one to two years	—	1 324	—	2 504
Due between two to three years	—	23	—	668
Streaming contract liabilities (b)
Due between 0 to five years	503	2 821	—	—
Due between five to 10 years	—	4 003	—	—
Due between 10 to 15 years	—	3 725	—	—
Due between 15 to 20 years	—	2 696	—	—
Borrowings
Due between 0 to six months (c)	9 476	—	97	—
Due between six to 12 months	—	—	95	—
Due between one to two years	—	—	—	1 950
Due between two to three years	—	—	—	56
Due between three to four years	—	—	—	26
Total	21 080	18 953	10 697	7 699
[1]These balances exclude the lease liability as it has been disclosed separately.
[2]Refer to note 26 for details of the maturity periods.
[3]The group will utilise its cash generated from operations to settle outstanding obligations.
[4]Refer to note 38 for further detail on restatement.
(a)The maturities presented for the 2026 financial year include the NSR royalty liability assumed as part of the MAC Copper acquisition. Refer to note 27.
(b)Consists of the copper and silver streaming host financial liabilities and the related embedded derivatives, which were assumed through MAC Copper. Refer to note 29.
(c)Settlement of all existing US$ debt facilities at 30 June 2026 in early July 2026. As the interest accrued until maturity is negligible, the amount presented is equal to the carrying amount of borrowings as at 30 June 2026 (see note 30).

Disclosure of Net Debt	Net cash/(debt) is as follows:

	SA Rand
Figures in million	2026	2025
Cash and cash equivalents	8 624	13 101
Borrowings	(9 476)	(1 953)
Net cash/(debt)	(852)	11 148

Schedule of Financial Assets Measured at Fair Value	The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2026			At 30 June 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	46	—	147	—	—	107
Restricted cash and investments (b)	449	—	—	384	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 963	—	—	1 828	—
Derivative financial assets (c)	—	2 391	—	—	568	—
Derivative financial liabilities (c)	—	(4 531)	—	—	(7 747)	—
Trade and other receivables (d)	—	735	—	—	86	—
Loan to ARM BBEE Trust (e)	—	—	29	—	—	45
Contingent consideration liabilities (f)	—	—	(2 120)	—	—	(1 457)
Streaming contract liabilities (g)	—	—	(672)	—	—	—
(a)The level 1 valued assets comprise of listed equity securities held by MAC Copper and are designated at fair value through other comprehensive income. The level 3 valued instruments comprise mainly of the equity investment in Rand Mutual
Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the
"Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.
(b)The level 1 valued assets comprise of listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
•Foreign exchange contracts comprise of zero cost collars: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate,
Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve)
•Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot
US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
•Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-
coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
37Financial risk management continued
Fair value determination for financial assets and liabilities continued
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
continued
•US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.
(d)The fair value of receivables arising from copper and silver concentrate sales contracts at 30 June 2026 which contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which have the characteristics of a commodity derivative, are classified within Level 2 of the fair value hierarchy.
(e)At 30 June 2026, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 11.2% (2025: 11.5%). A 22 basis points
(2025: 28 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movement in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2026 year, repayments to the value of R23 million
(2025: R28 million) were received.
(f)Contingent consideration liabilities (refer to note 27) consist of the following:
•Mponeng operation
The contingent consideration related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2026, the liability was valued at R433 million (2025: R676 million), using a discounted cash flow valuation method at a post-tax real rate of 11.1% (2025: 10.8%). Should the expected gold production profile increase by
10.8%  or decrease by 10.8%, the contingent consideration liability would increase by R157 million (2025: R319 million at
11.5%) or decrease by R157 million (2025: R319 million at 11.5%) respectively. This represents reasonably expected changes which were determined based on the average variance between the planned production and the actual production achieved over a number of years. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.
•Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R540 million (2025: R781 million), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.1% (2025: 11.4%). A long-term copper price of US$4.78/lbs
(2025: US$4.25/lbs) was applied in the valuation. A 11.3% change (2025: 11.8%)  in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration.
•NSR Royalty
The NSR royalty was valued at R1.1 billion, using a discounted cash flow valuation, discounted at a post-tax real discount rate of 7.0%. The valuation is determined using the present value of the expected discounted cash flows over the expected life-of-mine of CSA. Expected cash flows are determined by making use of market analyst forecasts of the copper price and after deducting for the estimated treatment and refining charges in terms of the existing offtake agreement with Glencore.
Should the long-term copper price either increase or decrease by 11.3%, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, the fair value of the royalty liability would increase or decrease by R131 million respectively.
(g)The streaming contract liabilities balance includes a copper compound and silver embedded derivative valued at R147 million and R525 million, respectively. These liabilities were assumed by the group on acquisition of MAC Copper and are measured at fair value through profit or loss. Refer to note 29.
•The copper compound derivative relates to the embedded copper price within the copper stream and the buy-down option.
The copper compound derivative is valued using a copper future curve simulation valuation model and a Monte-Carlo valuation for the buy-down option at each reporting date. The following key assumptions were used in the valuation of the copper compound derivative: Copper spot price of US$13 279 per tonne, LME Copper implied volatility of 22.3% and own credit spread 8.4%. In isolation, at 30 June 2026, a 10% increase/decrease in copper spot price, which would represent a reasonably possible change based on the standard deviation of market analysts' short-term forecasts of the copper price, would not cause a material change in the fair value of the copper stream embedded derivative liability.
•The silver derivative relates to the embedded silver price within the silver stream. The silver derivative is valued using a silver future curve simulation valuation model at each reporting date. The following key assumptions were used in the valuation of the silver derivative: Silver spot price of US$58.26/oz and own credit spread of 7.7%. In isolation, at 30 June
2026, a 20% increase/decrease in silver spot price, which would represent a reasonably possible change based on the standard deviation of market analysts' short-term forecasts of the silver price, would not cause a material change in the fair value of the silver derivative liability.

Schedule of Financial Liabilities Measured at Fair Value	The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA Rand
Figures in million	At 30 June 2026			At 30 June 2025
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Fair value through other comprehensive income
Other non-current assets (a)	46	—	147	—	—	107
Restricted cash and investments (b)	449	—	—	384	—	—
Fair value through profit or loss
Restricted cash and investments (b)	—	1 963	—	—	1 828	—
Derivative financial assets (c)	—	2 391	—	—	568	—
Derivative financial liabilities (c)	—	(4 531)	—	—	(7 747)	—
Trade and other receivables (d)	—	735	—	—	86	—
Loan to ARM BBEE Trust (e)	—	—	29	—	—	45
Contingent consideration liabilities (f)	—	—	(2 120)	—	—	(1 457)
Streaming contract liabilities (g)	—	—	(672)	—	—	—
(a)The level 1 valued assets comprise of listed equity securities held by MAC Copper and are designated at fair value through other comprehensive income. The level 3 valued instruments comprise mainly of the equity investment in Rand Mutual
Assurance. The fair value of the investment was estimated with reference to an independent valuation. A combination of the
"Embedded Valuation" and "Net Asset Value" techniques were applied to revalue the investment at the reporting dates. In evaluating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied. There are no inputs to the valuation that a reasonably possible change would result in a material change in the fair value of the investment.
(b)The level 1 valued assets comprise of listed equity securities designated as fair value through other comprehensive income instruments. The majority of the level 2 valued assets are directly derived from the Top 40 index on the JSE and are discounted at market interest rates. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The remaining balance of the environmental trust funds is carried at amortised cost and therefore not disclosed here.
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
•Foreign exchange contracts comprise of zero cost collars: The zero cost collars were valued using a Black-Scholes valuation technique derived from spot Rand/US$ exchange rate inputs, implied volatilities on the Rand/US$ exchange rate,
Rand/US$ inter-bank interest rates and discounted at a market interest rate (zero-coupon interest rate curve)
•Rand gold forward sale contracts: spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot
US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at a market interest rate
•US$ gold forward sale contracts: spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at a market interest rate
•Silver contracts (zero cost collars): a Black-Scholes valuation technique, derived from the spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at a market interest rate
•Rand gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot Rand/US$ exchange rate, spot US$ gold price, Rand and dollar interest rates (forward points) with discounting at the market interest rate (zero-
coupon interest rate curve), US$ gold forward rates, time to maturity and implied volatilities
37Financial risk management continued
Fair value determination for financial assets and liabilities continued
(c)The mark-to-market remeasurement of the derivative contracts (refer to note 17 for further details) was determined as follows:
continued
•US$ gold zero cost collar contracts: a Black-Scholes valuation technique, derived from spot US$ gold price, US$ gold forward rates, US$ interest rates with discounting at the market interest rate (zero-coupon interest rate curve), time to maturity and implied volatilities.
(d)The fair value of receivables arising from copper and silver concentrate sales contracts at 30 June 2026 which contain provisional pricing mechanisms are determined using the appropriate quoted forward price from the exchange that is the principal active market for the particular metal. As such, these receivables, which have the characteristics of a commodity derivative, are classified within Level 2 of the fair value hierarchy.
(e)At 30 June 2026, the fair value movement was calculated using a discounted cash flow model, taking into account forecast dividend payments over the estimated repayment period of the loan at a rate of 11.2% (2025: 11.5%). A 22 basis points
(2025: 28 basis points) change in the discount rate, which would represent a reasonably possible change based on expected movement in lending rates, would not cause a material change in the fair value of the loan. The loan balance forms part of other non-current assets in the balance sheet. During the 2026 year, repayments to the value of R23 million
(2025: R28 million) were received.
(f)Contingent consideration liabilities (refer to note 27) consist of the following:
•Mponeng operation
The contingent consideration related to the Mponeng operation was determined using the expected gold production profile for Mponeng. At 30 June 2026, the liability was valued at R433 million (2025: R676 million), using a discounted cash flow valuation method at a post-tax real rate of 11.1% (2025: 10.8%). Should the expected gold production profile increase by
10.8%  or decrease by 10.8%, the contingent consideration liability would increase by R157 million (2025: R319 million at
11.5%) or decrease by R157 million (2025: R319 million at 11.5%) respectively. This represents reasonably expected changes which were determined based on the average variance between the planned production and the actual production achieved over a number of years. No other reasonably expected changes in key unobservable inputs would have caused a material change in the fair value of the liability.
•Eva Copper
The contingent consideration for Eva Copper includes contingent consideration valued at R540 million (2025: R781 million), using a probability weighted method for the new resource payment and a discounted cash flow valuation for the excess payment, both discounted at a post-tax nominal rate of 11.1% (2025: 11.4%). A long-term copper price of US$4.78/lbs
(2025: US$4.25/lbs) was applied in the valuation. A 11.3% change (2025: 11.8%)  in the long-term copper price, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, would not cause a material change in the fair value of the contingent consideration.
•NSR Royalty
The NSR royalty was valued at R1.1 billion, using a discounted cash flow valuation, discounted at a post-tax real discount rate of 7.0%. The valuation is determined using the present value of the expected discounted cash flows over the expected life-of-mine of CSA. Expected cash flows are determined by making use of market analyst forecasts of the copper price and after deducting for the estimated treatment and refining charges in terms of the existing offtake agreement with Glencore.
Should the long-term copper price either increase or decrease by 11.3%, which would represent a reasonably possible change based on the standard deviation of market analysts long-term forecasts of the copper price, the fair value of the royalty liability would increase or decrease by R131 million respectively.
(g)The streaming contract liabilities balance includes a copper compound and silver embedded derivative valued at R147 million and R525 million, respectively. These liabilities were assumed by the group on acquisition of MAC Copper and are measured at fair value through profit or loss. Refer to note 29.
•The copper compound derivative relates to the embedded copper price within the copper stream and the buy-down option.
The copper compound derivative is valued using a copper future curve simulation valuation model and a Monte-Carlo valuation for the buy-down option at each reporting date. The following key assumptions were used in the valuation of the copper compound derivative: Copper spot price of US$13 279 per tonne, LME Copper implied volatility of 22.3% and own credit spread 8.4%. In isolation, at 30 June 2026, a 10% increase/decrease in copper spot price, which would represent a reasonably possible change based on the standard deviation of market analysts' short-term forecasts of the copper price, would not cause a material change in the fair value of the copper stream embedded derivative liability.
•The silver derivative relates to the embedded silver price within the silver stream. The silver derivative is valued using a silver future curve simulation valuation model at each reporting date. The following key assumptions were used in the valuation of the silver derivative: Silver spot price of US$58.26/oz and own credit spread of 7.7%. In isolation, at 30 June
2026, a 20% increase/decrease in silver spot price, which would represent a reasonably possible change based on the standard deviation of market analysts' short-term forecasts of the silver price, would not cause a material change in the fair value of the silver derivative liability.